Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	[1]	$ 334,168
Depreciation of right-of-use assets		80,496	$ 77,326	[2]
Ending balance		337,285	334,168	[1]
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		596,020
Transfer from property and equipment			29,316
Other additions		50,225	63,679
Additions through business combinations		40,213	11,039
Derecognition		(51,224)	(45,697)
Effect of movements in exchange rates		10,326	25,511
Ending balance		645,560	596,020
Cost | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			512,172
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		261,852
Transfer from property and equipment			9,910
Depreciation of right-of-use assets		80,496	77,326
Derecognition		(40,372)	(25,771)
Effect of movements in exchange rates		6,299	10,314
Ending balance		308,275	261,852
Depreciation | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			190,073
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		236,413
Ending balance		219,565	236,413
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		430,097
Other additions		18,869	22,287
Additions through business combinations		13,716	8,916
Derecognition		(18,524)	(35,299)
Effect of movements in exchange rates		7,948	19,327
Ending balance		452,106	430,097
Land and Buildings | Cost | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			414,866
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		193,684
Depreciation of right-of-use assets		48,628	50,697
Derecognition		(14,573)	(16,953)
Effect of movements in exchange rates		4,802	7,888
Ending balance		232,541	193,684
Land and Buildings | Depreciation | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			152,052
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		96,937
Ending balance		116,661	96,937
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		164,090
Transfer from property and equipment			29,316
Other additions		30,353	41,041
Additions through business combinations		26,497	2,123
Derecognition		(32,111)	(10,388)
Effect of movements in exchange rates		2,335	6,114
Ending balance		191,164	164,090
Rolling Stock | Cost | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			95,884
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		67,153
Transfer from property and equipment			9,910
Depreciation of right-of-use assets		31,247	26,128
Derecognition		(25,371)	(8,817)
Effect of movements in exchange rates		1,474	2,439
Ending balance		74,503	67,153
Rolling Stock | Depreciation | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			37,493
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		818
Ending balance		1,059	818
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,833
Other additions		1,003	351
Derecognition		(589)	(10)
Effect of movements in exchange rates		43	70
Ending balance		2,290	1,833
Equipment | Cost | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			1,422
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,015
Depreciation of right-of-use assets		621	501
Derecognition		(428)	(1)
Effect of movements in exchange rates		23	(13)
Ending balance		$ 1,231	1,015
Equipment | Depreciation | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance			$ 528

[1]	Recasted for change in presentation currency (see note 2c))
[2]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)